Consolidated Condensed Interim Balance Sheets (Unaudited) (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares outstanding	1
Common stock, par value (in dollars per share)	$ 0.001
Common stock, no par value (in dollars per share)
Common stock, shares authorized	200,000,000
Common stock, shares authorized		unlimited	unlimited
Common stock, shares issued	30,635,009	13,050,000	9,059,375
Common stock, shares outstanding	30,635,009	13,050,000	9,059,375	8,256,250